Inventories - Disclosure Of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Classes of current inventories [abstract]
Work in progress	¥ 4,798		¥ 0
Finished goods	17,660		0
Total	¥ 22,458	$ 3,163	¥ 0